Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.9%
Australia - 9.7%
AGL Energy Ltd.	41,268	$490,022
Alumina Ltd.	217,295	235,974
Aurizon Holdings Ltd.	109,432	347,917
BHP Billiton Ltd. - ADR (a)	56,154	2,967,178
Coca-Cola Amatil Ltd.	39,554	231,161
Fortescue Metals Group Ltd.	271,780	3,380,551
GPT Group	124,288	344,534
Mirvac Group	200,522	299,419
Origin Energy Ltd.	86,846	333,193
Scentre Group	482,237	702,849
STOCKLAND	170,181	387,858
Sydney Airport	139,205	520,149
Telstra Corp. Ltd.	604,657	1,447,189
Woodside Petroleum Ltd.	56,214	803,642
Worley Ltd.	22,966	134,546
		12,626,182
Austria - 0.5%
OMV AG (c)	19,325	608,253
Bermuda - 1.0%
CK Infrastructure Holdings Ltd.	149,486	779,226
Dairy Farm International Holdings Ltd.	61,535	263,370
Yue Yue Industrial Holdings Ltd.	149,226	236,827
		1,279,423
Canada - 2.3%
BCE, Inc.	50,575	2,120,610
Nutrien Ltd.	27,987	912,096
		3,032,706
Cayman Islands - 2.0%
Chow Tai Fook Jewellery Group Ltd.	984,300	1,060,463
NagaCorp Ltd.	277,059	295,637
Uni-President China Holdings Ltd.	195,776	212,188
Want Want China Holdings Ltd.	510,369	377,329
WH Group Ltd. (b)	699,165	621,556
		2,567,173
Finland - 0.9%
Fortum OYJ	55,927	1,134,443
France - 3.0%
Sodexo SA	6,071	416,781
TOTAL SA - ADR (a)	63,815	2,403,273
Unibail-Rodamco-Westfield	21,512	1,128,143
		3,948,197
Germany - 2.0%
Deutsche Telekom AG	160,349	2,675,537
Hong Kong - 3.5%
CK Hutchison Holdings Ltd.	232,115	1,513,930
CLP Holdings Ltd.	101,146	957,913
Jardine Matheson Holdings Ltd.	12,170	497,996
Lenovo Group Ltd.	801,762	483,108
PCCW Ltd.	570,255	321,538
Power Assets Holdings Ltd.	136,369	759,238
		4,533,723
Israel - 0.2%
Israel Chemicals Ltd.	63,807	200,325
Italy - 1.7%
Eni SpA - ADR	128,587	2,265,703
Japan - 15.3%
Bridgestone Corp.	29,632	866,104
Canon, Inc. - ADR (a)	76,821	1,242,196
Idemitsu Kosan Co Ltd.	16,693	343,779
Inpex Corp.	106,911	605,077
ITOCHU Corp.	57,707	1,253,848
Japan Tobacco, Inc.	130,273	2,229,981
JXTG Holdings, Inc.	176,004	610,540
Marubeni Corp.	112,110	513,659
Mitsubishi Chemical Holdings Corp.	88,216	471,519
Mitsubishi Corp.	77,853	1,558,825
Nippon Telegraph & Telephone Corp.	120,596	2,783,773
NTT DOCOMO, Inc.	103,775	2,850,369
Softbank Corp.	221,355	2,957,882
Subaru Corp.	44,172	832,280
Sumitomo Corp.	80,487	889,611
		20,009,443
Jersey - 0.6%
WPP PLC - ADR	22,027	821,607
Netherlands Antilles - 1.8%
Schlumberger Ltd.	126,697	2,298,284
New Zealand - 0.3%
Meridian Energy Ltd.	102,588	330,657
Norway - 2.9%
Equinor ASA - ADR (a)	166,103	2,476,596
Telenor ASA	88,384	1,367,731
		3,844,327
Portugal - 0.4%
Galp Energia SGPS SA	49,303	516,882
Republic of Korea - 0.6%
GS Holdings Corp.	4,806	141,187
POSCO - ADR	16,810	672,736
		813,923
South Korea - 0.4%
KT&G Corp.	6,783	460,588
Spain - 2.2%
Endesa SA	56,925	1,612,002
Naturgy Energy Group SA	63,010	1,168,268
Repsol SA	5,070	39,297
Telefonica SA - ADR (a)	11,476	48,312
		2,867,879
Sweden - 0.6%
Telia Co. AB	216,086	838,720
Switzerland - 3.0%
Glencore PLC	610,187	1,394,914
LafargeHolcim Ltd.	28,027	1,318,070
Swisscom AG	2,266	1,203,677
		3,916,661
United Kingdom - 14.8%
Anglo American PLC	60,100	1,471,307
BAE Systems PLC	148,996	956,068
BP PLC - ADR	100,327	2,211,207
British American Tobacco PLC - ADR (a)	67,289	2,257,546
GlaxoSmithKline PLC - ADR	67,165	2,708,093
Imperial Brands PLC	134,578	2,247,840
Rio Tinto PLC - ADR	48,215	2,943,043
Royal Dutch Shell PLC - Class B - ADR	75,947	2,149,300
Vodafone Group PLC - ADR	155,878	2,369,346
		19,313,750
United States - 26.2%
AbbVie, Inc.	29,701	2,818,922
Altria Group, Inc.	66,438	2,733,924
AT&T, Inc.	85,001	2,514,330
Chevron Corp.	27,972	2,347,970
Dow, Inc.	49,041	2,013,623
HP, Inc.	57,845	1,016,915
International Business Machines Corp. (a)	21,295	2,618,007
Kinder Morgan, Inc.	140,673	1,983,489
LyondellBasell Industries NV - Class A	19,862	1,241,772
Pfizer, Inc.	78,168	3,007,905
Philip Morris International, Inc.	37,050	2,845,811
Southern Copper Corp. (a)	33,178	1,450,210
The Kraft Heinz Co. (a)	63,074	2,168,484
Valero Energy Corp. (a)	21,383	1,202,366
Verizon Communications, Inc.	48,288	2,775,594
Walgreens Boots Alliance, Inc.	36,627	1,491,085
		34,230,407
TOTAL COMMON STOCKS (Cost $145,770,666)		125,134,793

REAL ESTATE INVESTMENT TRUSTS - 3.5%
Australia - 0.5%
Dexus	58,115	353,337
Vicinity Centres	346,073	322,663
		676,000
Hong Kong - 0.2%
Champion REIT	409,021	216,905
Singapore - 0.2%
CapitaLand Commercial Trust	197,993	232,000
United States - 2.6%
Public Storage	7,160	1,431,141
Simon Property Group, Inc.	30,415	1,896,375
		3,327,516
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,859,768)		4,452,421

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (d)	$249,189	249,189
TOTAL SHORT-TERM INVESTMENTS (Cost $249,189)		249,189

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (d)	14,643,310	$14,643,310
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,643,310)		14,643,310

Total Investments (Cost $167,522,933) - 110.7%		144,479,713
Liabilities in Excess of Other Assets - (10.7)%		(13,974,918)
TOTAL NET ASSETS - 100.0%		$130,504,795

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $14,071,985 or 10.8% of net assets.
(b)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $621,556 or 0.5% of net assets.

(c)	Non-income producing security.
(d)	Less than 0.05%

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 125,134,793	$ -	$ -	$ -	$ 125,134,793
Real Estate Investment Trusts	4,452,421	-	-	-	4,452,421
Short-Term Investments	249,189	-	-	-	249,189
Investments Purchased with Proceeds from Securities Lending	-	-	-	14,643,310	14,643,310
Total Investments in Securities	$ 129,836,403	$ -	$ -	$ 14,643,310	$ 144,479,713
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.